UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Management LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-14306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York          August 15, 2011
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -----------
Form 13F Information Table Entry Total:     102
                                          -----------
Form 13F Information Table Value Total:     304,340
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               ULYSSES MANAGEMENT LLC
                                                                  S.E.C. FORM 13F
                                                          FOR QUARTER ENDED JUNE, 2011


                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:     ITEM 5:                (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair      Shares or               as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market    Principal                   in    (c) Shared   See
Name of Issuer   Class    Number       Value      Amount        (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101      83,592      800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101     334,368    3,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL
 RAND PLC          SHS   G47791101     449,559    9,900 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL
 RAND PLC          SHS   G47791101   1,820,941   40,100 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TE CONNECTIVITY    REG
 LTD               SHS   H84989104     397,008   10,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
TE CONNECTIVITY    REG
 LTD               SHS   H84989104   1,992,392   54,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AK STEEL HLDG
 CORP              COM   001547108     133,960    8,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
AK STEEL HLDG
 CORP              COM   001547108     654,040   41,500 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET           COM   00374N107   1,604,445   22,771 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET           COM   00374N107  13,098,514  185,900 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI
 TECHNOLOGIES
 INC.              COM   00971T101      25,176      800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI
 TECHNOLOGIES
 INC.              COM   00971T101     132,174    4,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER        SPONSORED
 BUSCH CO.         ADR   03524A108   1,821,514   31,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER        SPONSORED
 BUSCH CO.         ADR   03524A108   8,776,913  151,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AVATAR
 HOLDINGS(144)     COM   053494100     782,326   51,435 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BLUE COAT          COM
 SYSTEMS           NEW   09534T508     148,648    6,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
BLUE COAT          COM
 SYSTEMS           NEW   09534T508     725,752   33,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BOOZ ALLEN
HAMILTON HLDG     CL A   099502106     164,346    8,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
BOOZ ALLEN
 HAMILTON HLDG    CL A   099502106     810,264   42,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS
 INC               COM   17275R102   1,209,775   77,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR INC       COM   19259P300     147,258    2,700 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR INC       COM   19259P300     643,572   11,800 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP.
 CL A             CL A   20030N101     519,470   20,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP.
 CL A             CL A   20030N101   2,014,530   79,500 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
DANA HOLDING
 CORP              COM   235825205     201,300   11,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
DANA HOLDING
 CORP              COM   235825205     988,200   54,000 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
DEERE & CO.        COM   244199105      57,715      700 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
DEERE & CO.        COM   244199105     272,085    3,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC.       COM   30212P105   2,791,737   96,300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC.       COM   30212P105  13,080,288  451,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP     COM   34354P105     373,626    3,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP     COM   34354P105   1,274,724   11,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FORD               COM
MOTOR              PAR
CO               $0.01   345370860     210,987   15,300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FORD               COM
MOTOR              PAR
CO               $0.01   345370860   1,032,871   74,900 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT MCMORAN   COM   35671D857   4,496,500   85,000 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT MCMORAN   COM   35671D857     793,500   15,000 CALL                  X                                        X
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS
 BANCORP           COM   42724R107     189,240   49,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS
 BANCORP           COM   42724R107     893,760  235,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101      65,360    1,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101     343,140    8,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101     510,625   12,500 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101     102,125    2,500 CALL                  X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS
 MACHIN            COM   459200101      85,775      500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS
 MACHIN            COM   459200101     428,875    2,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES        RUSSELL
TR                2000   464287655   5,150,160   62,200 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES        RUSSELL
TR                2000   464287655   1,059,840   12,800 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN
 CHASE & CO        COM   46625H100   1,568,002   38,300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN
 CHASE & CO        COM   46625H100   7,500,208  183,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COM   478160104   1,330,400   20,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COM   478160104   5,255,080   79,000 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP            COM   493267108     176,596   21,200 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------

                                                               ULYSSES MANAGEMENT LLC
                                                                  S.E.C. FORM 13F
                                                          FOR QUARTER ENDED JUNE, 2011


                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:     ITEM 5:                (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair      Shares or               as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market    Principal                   in    (c) Shared   See
Name of Issuer   Class    Number       Value      Amount        (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP            COM   493267108     864,654  103,800 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN
 CORP              COM    39830109   1,941,256   23,975  SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN
 CORP              COM   539830109   7,667,859   94,700 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MEADOWBROOK
 INSURANCE
 GROUP             COM   58319P108      77,298    7,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MEADOWBROOK
 INSURANCE
 GROUP             COM   58319P108     300,273   30,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN
 LIFE              COM   59156R108     293,929    6,700 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN
 LIFE              COM   59156R108   1,460,871   33,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104   3,543,800  136,300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104  14,331,200  551,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MOVE INC           COM   62458M108      28,032   12,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MOVE INC           COM   62458M108     136,218   62,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
 BANCORP           NEW   66304M204     651,040   62,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
 BANCORP           NEW   66304M204   2,650,960  254,900 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105     523,269   15,900 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105   1,944,981   59,100 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING INC  COM   690742101     347,355    9,300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING INC  COM   690742101   1,146,645   30,700 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED BANK LA  COM   740367404     131,328   18,240 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED BANK LA  COM   740367404     656,352   91,160 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE
 WASTE
 SOLUTIONS LT      COM   74339G101     610,050   24,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE
 WASTE
 SOLUTIONS LT      COM   74339G101   1,630,950   65,500 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
 QQQ               SER
 TRUST               1   73935A104  14,205,450  249,000 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
 QQQ               SER
 TRUST               1   73935A104   2,909,550   51,000 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON       COM NEW   755111507     324,025    6,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON       COM NEW    55111507   1,171,475   23,500 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500       TR
 ETR TR           UNIT   78462F103  81,860,991  620,300 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500       TR
 ETR TR           UNIT   78462F103  16,588,629  125,700 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P
 MIDCAP 400     UTSER1
 ETF TR        S&PDCRP   78467Y107  29,456,700  166,000 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P
 MIDCAP 400     UTSER1
 ETF TR        S&PDCRP   78467Y107   6,033,300   34,000 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SELECT            SBI
 SECTOR           INT-
 SPDR TR          FINL   81369Y605      64,470    4,200 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SELECT            SBI
 SECTOR           INT-
 SPDR TR          FINL   81369Y605     319,280   20,800 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS     COM   835916107     248,184   76,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS     COM   835916107   1,047,816  323,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL      COM
 CORP            SER 1   852061100     157,388   29,200 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL      COM
 CORP            SER 1   852061100      31,262    5,800 CALL                  X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STAPLES            COM   855030102     771,040   48,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STAPLES            COM   855030102   3,810,960  241,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS
 INC               COM   858119100     123,500    7,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS
 INC               COM   858119100     607,750   37,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER
 CABLE             COM   88732J207     390,200    5,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER
 CABLE             COM   88732J207   1,560,800   20,000 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS
 INC               COM   911363109     172,720    6,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS
 INC               COM   911363109     843,280   33,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
URS CORP           COM   903236107     514,510   11,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
URS CORP           COM   903236107   1,722,490   38,500 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE         SPONS
 GROUP             ADR
 PLC               NEW   92857W209     203,072    7,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE         SPONS
 GROUP             ADR
 PLC               NEW   92857W209     865,728   32,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART
 STORES INC        COM   931142103     159,420    3,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART
 STORES INC        COM   931142103     637,680   12,000 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WEST COAST         COM
 BANCORP/OREGON    NEW   952145209   1,965,160  117,253 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WEST COAST         COM
 BANCORP/OREGON    NEW   952145209   5,912,040  352,747 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------